Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

19. Quarterly Financial Information (Unaudited)

The following tables set forth the historical unaudited quarterly financial data for 2017 and 2016. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments consisting only of normal recurring adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	Quarters Ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
Fiscal 2017:
Net sales	$765,843	$822,717	$868,418	$858,682
Gross profit (1) (3)	$85,046	$106,945	$120,949	$145,392
Operating income (2) (3)	$18,561	$39,632	$58,182	$76,826
Net income (4)	$5,992	$19,776	$30,026	$187,709
Net income per share:
Basic	$0.06	$0.20	$0.31	$1.94
Diluted	$0.06	$0.20	$0.30	$1.90

(1)	Gross profit is defined as net sales less cost of sales, depreciation and amortization, freight, and distribution expenses. Gross profit includes the following:

•	planned maintenance outage costs of $6.2 million, $17.6 million, $13.0 million and $10.0 million in the quarters ended March 31, June 30, September 30 and December 31, 2017, respectively;

•	California plant closure costs of $8.9 million and $1.3 million in the quarters ended September 30 and December 31, 2017, respectively;

•	union contract ratification costs of $5.0 million and $0.9 million in the quarters ended March 31 and September 30, 2017, respectively; and

•	Ontario, California plant operating expenses of $1.3 million, $1.0 million, $1.0 million and $1.1 million in the quarters ended March 31, June 30, September 30, and December 31, 2017, respectively.

(2)

Operating income includes Victory contingent consideration expense (income) of $2.5 million, $1.1 million, $(3.9) million and $6.1 million in the quarters ended March 31, June 30, September 30 and December 31, 2017, respectively.

(3)

Gross profit and operating income includes a $1.6 million reclassification between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income for each of the quarters ended March 31, June 30, September 30 and a $1.2 million reclassification for the quarter ended December 31, 2017, respectively, for the adoption of ASU 2017-07.

(4)	For the quarter ended December 31, 2017, net income includes a $144.4 million provisional income tax benefit due to the passage of the Tax Act on December 22, 2017.

	Quarters Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Fiscal 2016:
Net sales (1)	$738,215	$784,911	$776,636	$777,495
Gross profit (2) (3)	$93,994	$97,721	$109,775	$94,079
Operating income (3)	$33,254	$42,167	$53,662	$35,983
Net income	$16,174	$20,722	$31,018	$18,338
Net income per share:
Basic	$0.17	$0.21	$0.32	$0.19
Diluted	$0.17	$0.21	$0.32	$0.19

(1)

Gross profit is defined as net sales less cost of sales, depreciation and amortization, freight, and distribution expenses. Gross profit includes planned maintenance outage costs of $6.6 million, $19.0 million, $3.8 million and $3.2 million in the quarters ended March 31, June 30, September 30 and December 31, 2016, respectively and $6.4 million of costs due to Hurricane Matthew in the quarter ended December 31, 2016.

(2)	Operating income in the quarter ended December 31, 2016, includes a $6.4 million charge for withdrawing from a GCIU multiemployer pension plan.

(3)

Gross profit and operating income includes a $1.3 million reclassification between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income for each of the quarters ended March 31, June 30, September 30 and a $1.5 million reclassification for the quarter ended December 31, 2016, respectively, for the adoption of ASU 2017-07.

Note:  The sum of the quarters may not equal the total of the respective years’ earnings per share on either a basic or diluted basis due to changes in the weighted average shares outstanding throughout the year.